Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(4):
Year(1) (a)	SCT Total for CEO ($) (b)	CAP to CEO(2) ($) (c)	Average SCT Total for non-CEO NEOs(3) ($) (d)	Average CAP to non-CEO NEOs(2) ($) (e)	Total Shareholder Return(4) ($) (f)	Peer Group Total Shareholder Return(4)(5) ($) (g)	Net Income ($) in millions (h)	Adjusted Operating Income(6) ($) in millions (i)
2023	18,891,372	25,295,686	5,368,345	7,211,982	110	95	573	1,115
2022	15,376,344	4,822,793	4,550,657	530,131	94	86	328	886
2021	13,306,375	23,444,040	4,073,394	6,711,337	136	128	374	958
2020	14,714,769	16,162,189	4,507,854	5,697,177	117	117	159	614

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Mr. Scott served as CEO and Messrs. Cardew, Orsini, Esposito and Kemp served as non-CEO NEOs for 2023. Mr. Scott served as CEO and Messrs. Cardew, Orsini, DiDonato and Esposito served as non-CEO NEOs for 2022, 2021 and 2020. Mr. DiDonato retired in 2023.
Peer Group Issuers, Footnote	Our PVP Peer Group is the same peer group used in the Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K (“10-K Peer Group”). Our 10-K Peer Group was selected because we do not believe that there is a single published industry or line of business index that is appropriate for comparing total shareholder returns. As a result, our selected 10-K Peer Group is comprised of representative independent automotive suppliers whose common stock is publicly traded. For 2023, 2022, 2021 and 2020, column (g) reflects the four-year, three-year, two-year and one-year Peer Group Cumulative TSR, respectively, of our 2023 10-K Peer Group, which is comprised of the following companies: Adient plc, American Axle & Manufacturing Holdings Inc., Aptiv PLC, Autoliv, Inc., BorgWarner Inc., Continental AG, Dana Incorporated, Forvia SE (formerly known as Faurecia SE), Gentex Corporation, Gentherm Incorporated, Magna International Inc., Valeo and Visteon Corporation. Cooper-Standard Holdings Inc. was included in our 2022 peer group but was removed in 2023 as it no longer met our defined criteria or provided a meaningful comparison of stock performance vs. other automotive suppliers. The 2023, 2022, 2021 and 2020 Peer Group Cumulative TSR would have been $95, $85, $128 and $117, respectively, if Cooper- Standard would have been included.
PEO Total Compensation Amount	$ 18,891,372	$ 15,376,344	$ 13,306,375	$ 14,714,769
PEO Actually Paid Compensation Amount		4,822,793	23,444,040	16,162,189
Adjustment To PEO Compensation, Footnote	Compensation to CAP Total Compensation for our CEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-CEO NEOs is shown below:

			Pension Valuation Adjustments	Equity Award Adjustments(2)
Year	Executive(s)	Reported SCT Total ($)	Deduct Change in Pension Value ($)(1)	Deduct Stock Awards ($)	Add Year-End Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	CAP Total ($)
2023	CEO	18,891,372	(41,649)	(13,349,215)	17,035,840	1,363,813	1,395,525	25,295,686
	Non-CEO NEO	5,368,345	(16,970)	(3,096,481)	3,904,657	670,357	382,074	7,211,982
2022	CEO	15,376,344	—	(11,118,747)	7,283,518	(3,867,535)	(2,850,787)	4,822,793
	Non-CEO NEO	4,550,657	—	(2,631,326)	1,730,867	(2,238,827)	(881,241)	530,131
2021	CEO	13,306,375	—	(9,737,072)	12,089,428	1,757,058	6,028,251	23,444,040
	Non-CEO NEO	4,073,394	—	(2,431,458)	3,009,472	1,110,158	949,771	6,711,337
2020	CEO	14,714,769	(366,594)	(11,700,831)	14,420,251	126,205	(1,031,611)	16,162,189
	Non-CEO NEO	4,507,854	(65,707)	(3,194,013)	3,909,610	506,184	33,249	5,697,177
(1)Reflects a deduction for the aggregate change in the actuarial present value of the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension valuation adjustments.
(2)For all years, (a) no equity awards vested in the year of grant, (b) no equity awards granted in prior years were forfeited, (c) no equity awards were modified during the year, and (d) no dividends or other earnings were paid prior to the applicable vesting date that were not otherwise accounted for in total compensation for the year, so no adjustments are reflected for these values required to be added as part of the CAP equity award adjustments. The fair value of option and stock awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The fair value of outstanding performance-based stock awards reflects the expected performance results as of year-end.

Non-PEO NEO Average Total Compensation Amount	$ 5,368,345	4,550,657	4,073,394	4,507,854
Non-PEO NEO Average Compensation Actually Paid Amount		530,131	6,711,337	5,697,177
Adjustment to Non-PEO NEO Compensation Footnote	Compensation to CAP Total Compensation for our CEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-CEO NEOs is shown below:

			Pension Valuation Adjustments	Equity Award Adjustments(2)
Year	Executive(s)	Reported SCT Total ($)	Deduct Change in Pension Value ($)(1)	Deduct Stock Awards ($)	Add Year-End Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	CAP Total ($)
2023	CEO	18,891,372	(41,649)	(13,349,215)	17,035,840	1,363,813	1,395,525	25,295,686
	Non-CEO NEO	5,368,345	(16,970)	(3,096,481)	3,904,657	670,357	382,074	7,211,982
2022	CEO	15,376,344	—	(11,118,747)	7,283,518	(3,867,535)	(2,850,787)	4,822,793
	Non-CEO NEO	4,550,657	—	(2,631,326)	1,730,867	(2,238,827)	(881,241)	530,131
2021	CEO	13,306,375	—	(9,737,072)	12,089,428	1,757,058	6,028,251	23,444,040
	Non-CEO NEO	4,073,394	—	(2,431,458)	3,009,472	1,110,158	949,771	6,711,337
2020	CEO	14,714,769	(366,594)	(11,700,831)	14,420,251	126,205	(1,031,611)	16,162,189
	Non-CEO NEO	4,507,854	(65,707)	(3,194,013)	3,909,610	506,184	33,249	5,697,177
(1)Reflects a deduction for the aggregate change in the actuarial present value of the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension valuation adjustments.
(2)For all years, (a) no equity awards vested in the year of grant, (b) no equity awards granted in prior years were forfeited, (c) no equity awards were modified during the year, and (d) no dividends or other earnings were paid prior to the applicable vesting date that were not otherwise accounted for in total compensation for the year, so no adjustments are reflected for these values required to be added as part of the CAP equity award adjustments. The fair value of option and stock awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The fair value of outstanding performance-based stock awards reflects the expected performance results as of year-end.

Compensation Actually Paid vs. Total Shareholder Return	-
Compensation Actually Paid vs. Net Income	-
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	-
Tabular List, Table
Most Important Measures Used to Determine 2023 CAP
The four items listed below represent the most important measures used to determine CAP for 2023. While we utilize several financial performance measures to align executive compensation with Lear’s performance, not all of those measures are represented in the table below. For further information on these measures, see the “Compensation Discussion and Analysis” on page 31.

Most Important Performance Measures
Adjusted Operating Income*
Adjusted Pretax Income*
Free Cash Flow*
Adjusted ROIC Improvement*

Total Shareholder Return Amount	$ 110	94	136	117
Peer Group Total Shareholder Return Amount	95	86	128	117
Net Income (Loss)	$ 573,000,000	$ 328,000,000	$ 374,000,000	$ 159,000,000
Company Selected Measure Amount	1,115	886	958	614
PEO Name	Mr. Scott
Additional 402(v) Disclosure	Represents CAP for our CEO and Average CAP for our non-CEO NEOs as a group, as determined in accordance with Item 402(v) of Regulation S-K, and does not reflect the compensation ultimately earned or realized by our CEO or non-CEO NEOs.
(3) Reflects the average SCT total of our non-CEO NEOs (determined as set forth below).
(4) Reflects our Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 31, 2019 through December 31, 2023. Dividends are assumed to be reinvested, and the returns of each company in our PVP Peer Group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on December 31, 2019, in each of our common stock and the stocks comprising our PVP Peer Group.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Non-GAAP Measure Description	Adjusted Operating Income is a performance measure in the AIP and highly correlated to the other financial measures used in the annual and long-term incentive plans. See the “Compensation Discussion and Analysis” above for a description of how this measure was determined in 2023 and the “Compensation Discussion and Analysis” in our 2022, 2021 and 2020 proxy statements for descriptions of how this measure was determined in 2022, 2021 and 2020, respectively. Adjusted Operating Income is a Non-GAAP financial measure. See pages 42 and 45 and Appendix A "Reconciliation of Non-GAAP Financial Measures" on page 90 for more information on this financial measure and how it is used.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pretax Income*
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow*
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC Improvement*
Stock Price Low [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 118.93	$ 119.69	$ 146.17	$ 70.00
Stock Price High [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155.51	192.81	203.13	164.99
Stock Price at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141.21	124.02	182.95	159.03
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,295,686	4,822,793	23,444,040	16,162,189
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,649)	0	0	(366,594)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,349,215)	(11,118,747)	(9,737,072)	(11,700,831)
PEO | Year End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,035,840	7,283,518	12,089,428	14,420,251
PEO | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,363,813	(3,867,535)	1,757,058	126,205
PEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,395,525	(2,850,787)	6,028,251	(1,031,611)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,211,982	530,131	6,711,337	5,697,177
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,970)	0	0	(65,707)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,096,481)	(2,631,326)	(2,431,458)	(3,194,013)
Non-PEO NEO | Year End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,904,657	1,730,867	3,009,472	3,909,610
Non-PEO NEO | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,357	(2,238,827)	1,110,158	506,184
Non-PEO NEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 382,074	$ (881,241)	$ 949,771	$ 33,249